EMPLOYEE BENEFIT PLANS (Details 3) (USD $) In Thousands, unless otherwise specified																																												12 Months Ended					12 Months Ended
	Dec. 31, 2013 Total Carrying Value	Dec. 31, 2012 Total Carrying Value	Dec. 31, 2013 Quoted prices in active market (Level 1)	Dec. 31, 2012 Quoted prices in active market (Level 1)	Dec. 31, 2013 Significant other observable inputs (Level 2)	Dec. 31, 2012 Significant other observable inputs (Level 2)	Dec. 31, 2012 High yield bond fund Total Carrying Value	Dec. 31, 2012 High yield bond fund Significant other observable inputs (Level 2)	Dec. 31, 2013 Cash and cash equivalents Total Carrying Value	Dec. 31, 2012 Cash and cash equivalents Total Carrying Value	Dec. 31, 2013 Cash and cash equivalents Quoted prices in active market (Level 1)	Dec. 31, 2012 Cash and cash equivalents Quoted prices in active market (Level 1)	Dec. 31, 2013 U.S. Treasury Securities Total Carrying Value	Dec. 31, 2012 U.S. Treasury Securities Total Carrying Value	Dec. 31, 2013 U.S. Treasury Securities Quoted prices in active market (Level 1)	Dec. 31, 2012 U.S. Treasury Securities Quoted prices in active market (Level 1)	Dec. 31, 2013 Equity Securities - U.S. Total Carrying Value	Dec. 31, 2012 Equity Securities - U.S. Total Carrying Value	Dec. 31, 2013 Equity Securities - U.S. Quoted prices in active market (Level 1)	Dec. 31, 2012 Equity Securities - U.S. Quoted prices in active market (Level 1)	Dec. 31, 2012 Equity Securities - U.S. Significant other observable inputs (Level 2)	Dec. 31, 2013 Equity Securities - International Total Carrying Value	Dec. 31, 2012 Equity Securities - International Total Carrying Value	Dec. 31, 2013 Equity Securities - International Quoted prices in active market (Level 1)	Dec. 31, 2012 Equity Securities - International Quoted prices in active market (Level 1)	Dec. 31, 2013 Collective trust fund Total Carrying Value	Dec. 31, 2012 Collective trust fund Total Carrying Value	Dec. 31, 2013 Collective trust fund Significant other observable inputs (Level 2)	Dec. 31, 2012 Collective trust fund Significant other observable inputs (Level 2)	Dec. 31, 2013 Private Real Estate Total Carrying Value	Dec. 31, 2012 Private Real Estate Total Carrying Value	Dec. 31, 2013 Private Real Estate Significant other observable inputs (Level 2)	Dec. 31, 2012 Private Real Estate Significant other observable inputs (Level 2)	Dec. 31, 2012 Public REITs Total Carrying Value	Dec. 31, 2012 Public REITs Significant other observable inputs (Level 2)	Dec. 31, 2013 Bond market fund Total Carrying Value	Dec. 31, 2012 Bond market fund Total Carrying Value	Dec. 31, 2013 Bond market fund Quoted prices in active market (Level 1)	Dec. 31, 2012 Bond market fund Quoted prices in active market (Level 1)	Dec. 31, 2013 Commodities broad basket fund Total Carrying Value	Dec. 31, 2012 Commodities broad basket fund Total Carrying Value	Dec. 31, 2013 Commodities broad basket fund Quoted prices in active market (Level 1)	Dec. 31, 2012 Commodities broad basket fund Quoted prices in active market (Level 1)	Dec. 31, 2013 Pension Benefits	Dec. 31, 2012 Pension Benefits	Aug. 30, 2012 Pension Benefits	Aug. 30, 2012 Pension Benefits Predecessor	Mar. 29, 2012 Pension Benefits Predecessor	Dec. 31, 2013 Pension Benefits Fixed	Dec. 31, 2013 Pension Benefits Equity Securities - U.S.	Dec. 31, 2013 Pension Benefits Equity Securities - International	Dec. 31, 2013 Pension Benefits Collective trust fund	Dec. 31, 2013 Pension Benefits Private Real Estate	Dec. 31, 2013 Pension Benefits Commodities broad basket fund
Net periodic benefit cost recognized
Target Allocation (as a percent)																																												100.00%					16.00%	25.00%	15.00%	25.00%	14.00%	5.00%
Fair value of the pension plan assets	$ 73,658	$ 68,219	$ 45,871	$ 24,495	$ 27,787	$ 43,724	$ 3,104	$ 3,104	$ 265	$ 19	$ 265	$ 19	$ 1,557	$ 1,668	$ 1,557	$ 1,668	$ 19,654	$ 15,993	$ 19,654	$ 2,184	$ 13,809	$ 11,281	$ 11,098	$ 11,281	$ 11,098	$ 17,958	$ 17,551	$ 17,958	$ 17,551	$ 9,829	$ 8,031	$ 9,829	$ 8,031	$ 1,229	$ 1,229	$ 9,655	$ 6,222	$ 9,655	$ 6,222	$ 3,459	$ 3,304	$ 3,459	$ 3,304	$ 73,658	$ 68,219	$ 66,059	$ 66,059	$ 64,236